Fair Value Measurements (Details) - Schedule of fair value measurement inputs and valuation techniques - $ / shares	1 Months Ended	12 Months Ended
	Mar. 22, 2021	Dec. 31, 2021
Schedule of fair value measurement inputs and valuation techniques [Abstract]
Share price (in Dollars per share)	$ 9.81	$ 9.98
Volatility	14.30%	21.80%
Expected life of the options to convert	6 years 6 months 10 days	5 years 6 months
Risk-free rate	1.20%	1.30%
Dividend yield